Long Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Long Term Debt

Note 8. Long Term Debt

The following table presents our consolidated and combined debt obligations at the dates indicated:

	September 30,	December 31,
	2014	2013
	(In thousands)
MRD Segment:
MRD $2.0 billion revolving credit facility, variable-rate, due June 2019	$28,000	$—
WildHorse Resources $1.0 billion revolving credit facility, variable-rate, terminated June 2014	—	203,100
WildHorse Resources $325.0 million second lien term facility, variable-rate, terminated June 2014	—	325,000
10.00%/10.75% senior PIK toggle notes redeemed June 2014(1)	—	350,000
5.875% senior unsecured notes, due July 2022(2)	600,000	—
10.00%/10.75% senior PIK toggle notes unamortized discounts	—	(6,950)

Subtotal	628,000	871,150

MEMP Segment:
MEMP $2.0 billion revolving credit facility, variable-rate, due March 2018	301,000	103,000
7.625% senior notes, fixed-rate, due May 2021(3)	700,000	700,000
6.875% senior unsecurred notes, due August 2022(4)	500,000	—
Unamortized discounts	(17,200)	(10,933)

Subtotal	1,483,800	792,067

Total long-term debt	$2,111,800	$1,663,217

(1)	The estimated fair value of this fixed-rate debt was $348.3 million at December 31, 2013. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
(2)	The estimated fair value of this fixed-rate debt was $582.0 million September 30, 2014. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
(3)	The estimated fair value of this fixed-rate debt was $700.0 million and $721.0 million at September 30, 2014 and December 31, 2013, respectively. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
(4)	The estimated fair value of this fixed-rate debt was $475.0 million at September 30, 2014. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.

Borrowing Base

Credit facilities tied to borrowing bases are common throughout the oil and gas industry. Each of the revolving credit facilities borrowing base is subject to redetermination on at least a semi-annual basis primarily based on estimated proved reserves. The borrowing base for each credit facility was the following at the date indicated (in thousands):

September 30,
2014
MRD Segment:
MRD $2.0 billion revolving credit facility, variable-rate, due June 2019	$668,500
MEMP Segment:
MEMP $2.0 billion revolving credit facility, variable-rate, due March 2018	1,315,000

Subsequent events.    On October 3, 2014, the borrowing base under the MRD revolving credit facility was increased to $725.0 million, and we entered into an amendment to the credit agreement to, among other things, permit us to hedge a larger portion of our anticipated production from our proved reserves. On October 10, 2014, MEMP’s borrowing base under its revolving credit facility was redetermined and increased to $1.44 billion.

MRD Revolving Credit Facility

On June 18, 2014, we, as borrower, and certain of our subsidiaries, as guarantors, entered into a revolving credit facility, which is a five-year, $2.0 billion revolving credit facility with an initial borrowing base of $725.0 million and aggregate elected commitments of $725.0 million.

We are permitted to borrow under the revolving credit facility in an amount up to the least of (i) the face amount of our revolving credit facility, (ii) the borrowing base and (iii) the aggregate elected commitments. The revolving credit facility is reserve-based, and thus our borrowing base is primarily based on the estimated value of our oil, NGL and natural gas properties and our commodity derivative contracts as determined semi-annually by our lenders in their sole discretion. Our borrowing base is subject to redetermination on a semi-annual basis based on an engineering report with respect to our estimated oil, NGL and natural gas reserves, which will take into account the prevailing oil, NGL and natural gas prices at such time, as adjusted for the impact of our commodity derivative contracts. Unanimous approval by the lenders is required for any increase to the borrowing base. In addition, we may, subject to certain conditions, increase our aggregate elected commitments in an amount not to exceed the then effective borrowing base on or following a scheduled redetermination of our borrowing base once before the next scheduled redetermination date.

Borrowings under the revolving credit facility are secured by liens on substantially all of our properties, but in any event, not less than 80% of the total value of our oil and natural gas properties, and all of our equity interests in any future guarantor subsidiaries and all of our other assets including personal property. Additionally, borrowings bear interest, at our option, at either (i) the greatest of (x) the prime rate as determined by the administrative agent, (y) the federal funds effective rate plus 0.50%, and (z) the one-month adjusted LIBOR plus 1.0% (adjusted upwards, if necessary, to the next 1/100th of 1%), in each case, plus a margin that varies from 0.50% to 1.50% per annum according to the total commitment usage (which is the ratio of outstanding borrowings and letters of credit to the borrowing base then in effect), or (ii) the applicable LIBOR plus a margin that varies from 1.50% to 2.50% per annum according to the total commitment usage. The unused portion of the total commitments is subject to a commitment fee that varies from 0.375% to 0.50% per annum according to our total commitments usage.

The revolving credit facility requires maintenance of a ratio of Consolidated EBITDAX to Consolidated Net Interest Expense (as each term is determined under the revolving credit facility), which we refer to as the interest coverage ratio, of not less than 2.5 to 1.0, and a ratio of consolidated current assets to consolidated current liabilities, each as determined under the revolving credit facility, which we refer to as the current ratio, of not less than 1.0 to 1.0.

Additionally, the revolving credit facility contains various covenants and restrictive provisions that, among other things, limit our ability to incur additional debt, guarantees or liens; consolidate, merge or transfer all or substantially all of our assets; make certain investments, acquisitions or other restricted payments; modify certain material agreements; engage in certain types of transactions with affiliates; dispose of assets; incur commodity hedges exceeding a certain percentage of our production and prepay certain indebtedness.

Events of default under the revolving credit facility include, but are not limited to, failure to make payments when due, breach of any covenant continuing beyond the applicable cure period, default under any other material debt, change in management or change of control, bankruptcy or other insolvency event and certain material adverse effects on our business.

MRD 5.875% Senior Unsecured Notes Offering

On July 10, 2014, the Company completed a private placement of $600.0 million aggregate principal amount of 5.875% senior unsecured notes (the “MRD Senior Notes”) at par. The MRD Senior Notes will mature on July 1, 2022. Interest on the MRD Senior Notes will accrue from July 10, 2014 and will be payable semiannually on January 1 and July 1 of each year, commencing on January 1, 2015. The MRD Senior Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of our existing subsidiaries. The MRD Senior Notes and the guarantees of the MRD Senior Notes will rank equally with our and the guarantors’ existing and future senior indebtedness, will be effectively junior to all of our and the guarantors’ existing and future secured indebtedness (to the extent of the value of the assets securing such indebtedness), and senior in right of payment to all of our and the guarantors’ subordinated indebtedness. The MRD Senior Notes will be structurally subordinated to the indebtedness and other liabilities of our non-guarantor subsidiaries, including MEMP and its subsidiaries and MEMP GP.

The MRD Senior Notes are governed by an indenture dated as of July 10, 2014. The MRD Senior Notes are subject to optional redemption at prices specified in the indenture plus accrued and unpaid interest, if any, to the date of redemption. The Company may also be required to repurchase the MRD Senior Notes upon a change of control. The indenture contains customary covenants and restrictive provisions, many of which will terminate if at any time no default exists under the indenture and the MRD Senior Notes receive an investment grade rating from both of two specified ratings agencies. MEMP and its subsidiaries are not subject to these covenants. The indenture also provides for customary and other events of default. In the case of an event of default arising from certain events of bankruptcy or insolvency with respect to either the Company or the guarantors, all outstanding MRD Senior Notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding MRD Senior Notes may declare all the MRD Senior Notes to be due and payable immediately.

PIK notes

On December 18, 2013, MRD LLC and its wholly-owned subsidiary Memorial Resource Finance Corp. (“MRD Finance Corp.” and, together with MRD LLC, the “MRD Issuers”) completed a private placement of $350.0 million in aggregate principal amount of the PIK notes. The PIK notes were issued at 98% of par with a maturity date of December 15, 2018. Net proceeds from the private offering were used: (i) to repay all indebtedness then outstanding under MRD LLC’s then-existing revolving credit facility, (ii) to establish a cash reserve of $50.0 million for the payment of interest on the PIK notes, (iii) to pay a $210.0 million distribution to the Funds, and (iv) for general company purposes. Interest on the PIK notes was payable semi-annually in arrears on June 15 and December 15 of each year, commencing on June 15, 2014.

A redemption notice was delivered to the PIK notes trustee on June 16, 2014, which specified a redemption date of July 16, 2014 at a redemption price of 102% of the principal amount of the PIK notes plus accrued and unpaid interest thereon to the date of redemption. In connection with the closing of our initial public offering, we assumed the obligations of MRD LLC under the PIK notes indenture and the related debt security agreement. We irrevocably deposited with the PIK notes trustee approximately $360.0 million on June 27, 2014, which was an amount sufficient to fund the redemption of the PIK notes on the redemption date and to satisfy and discharge our obligations under the PIK notes and the related indenture. The discharge became effective upon the irrevocable deposit of the funds with the PIK notes trustee. An extinguishment loss of $23.6 million was recognized related to the redemption of the PIK notes.

WildHorse Resources Revolving Credit Facility and Second Lien Facility

On April 3, 2013, WildHorse Resources entered into an amended and restated credit agreement. This revolving credit facility provided for aggregate maximum credit amounts at any time of $1.0 billion, consisting of borrowings and letters of credit and had an initial borrowing base of $300.0 million. This revolving credit facility was due to mature on April 13, 2018. The borrowing base was subject to redetermination on at least a semi-annual basis. Borrowings under the revolving credit facility were to be secured by liens on substantially all of WildHorse Resources’ properties, but in any event, not less than 80% of the total value of the WildHorse Resources’ oil and natural gas properties.

On June 13, 2013, WildHorse Resources entered into a $325.0 million second lien term loan agreement that was due to mature on December 13, 2018. Borrowings bore interest, at the borrower’s option, at either: (i) the Alternative Base Rate (as defined within each credit facility) plus 5.25% per annum or (ii) the applicable LIBOR plus 6.25% per annum. Borrowings under the second lien term loan agreement were to be secured by second-priority liens on substantially all of WildHorse Resources’ properties, but in any event, not less than 80% of the total value of the WildHorse Resources’ oil and natural gas properties. The priority of the security interests in the collateral and related creditors’ rights was set forth in an intercreditor agreement. The second lien term loan agreement contained customary affirmative and negative covenants, restrictive provisions and events of default.

On June 13, 2013, WildHorse Resources borrowed $325.0 million under its second lien term loan agreement and used such borrowings to reduce outstanding indebtedness under its revolving credit facility and to pay a onetime special $225.0 million distribution to MRD LLC. This $225.0 million distribution was subsequently distributed to the Funds.

In connection with the closing of our initial public offering, the WildHorse Resources’ revolving credit facility and second lien term loan were repaid in full and terminated. An extinguishment loss of $13.7 million was recognized related to the termination of the revolving credit facility and second lien term loan.

MEMP Revolving Credit Facility & Senior Notes

Memorial Production Operating LLC (“OLLC”), a wholly-owned subsidiary of MEMP, is a party to a $2.0 billion revolving credit facility, which is guaranteed by MEMP and all of its current and future subsidiaries (other than certain immaterial subsidiaries).

Borrowings under the revolving credit facility are secured by liens on substantially all of MEMP’s properties, but in any event, not less than 80% of the total value of MEMP’s oil and natural gas properties, and all of MEMP’s equity interests in OLLC and any future guarantor subsidiaries (other than San Pedro Bay Pipeline Company) and all of MEMP’s other assets including personal property. Additionally, borrowings under the revolving credit facility bear interest, at MEMP’s option, at: (i) the Alternative Base Rate defined as the greatest of (x) the prime rate as determined by the administrative agent, (y) the federal funds effective rate plus 0.50%, and (z) the one-month adjusted LIBOR plus 1.0% (adjusted upwards, if necessary, to the next 1/100th of 1%), in each case, plus a margin that varies from 0.50% to 1.50% per annum according to the borrowing base usage (which is the ratio of outstanding borrowings and letters of credit to the borrowing base then in effect), (ii) the applicable LIBOR plus a margin that varies from 1.50% to 2.50% per annum according to the borrowing base usage, or (iii) the applicable LIBOR Market Index plus a margin that varies from 1.75% to 2.75% per annum according to the borrowing base usage. The unused portion of the borrowing base (or, if lower, the reduced commitment amount that has been elected) will be subject to a commitment fee that varies from 0.375% to 0.50% per annum according to the borrowing base usage.

On April 17, 2013, May 23, 2013 and October 10, 2013, MEMP and its wholly-owned subsidiary Memorial Production Finance Corporation (“Finance Corp.” and, together with MEMP, the “MEMP Issuers”) completed a private placement of $300.0 million, $100.0 million and $300.0 million, respectively, of their 7.625% senior unsecured notes due 2021 (the “2021 Senior Notes”). The 2021 Senior Notes are fully and unconditionally guaranteed (subject to customary release provisions) on a joint and several basis by all of the MEMP’s subsidiaries (other than Finance Corp., which is co-issuer of the 2021 Senior Notes, and certain immaterial subsidiaries). The 2021 Senior Notes will mature on May 1, 2021 with interest accruing at a rate of 7.625% per annum and payable semi-annually in arrears on May 1 and November 1 of each year. The 2021 Senior Notes are governed by an indenture. The 2021 Senior Notes are subject to optional redemption at prices specified in the indenture plus accrued and unpaid interest, if any. The MEMP Issuers may also be required to repurchase the 2021 Senior Notes upon a change of control. The indenture contains customary covenants and restrictive provisions, many of which will terminate if at any time no default exists under the indenture and the 2021 Senior Notes receive an investment grade rating from both of two specified ratings agencies. The indenture also provides for customary and other events of default. In the case of an event of default arising from certain events of bankruptcy or insolvency with respect to either of the MEMP Issuers, all outstanding 2021 Senior Notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding 2021 Senior Notes may declare all the 2021 Senior Notes to be due and payable immediately.

On July 17, 2014, the MEMP Issuers completed a private placement of $500.0 million aggregate principal amount of 6.875% senior unsecured notes (the “2022 Senior Notes”). The 2022 Senior Notes were issued at 98.485% of par and are fully and unconditionally guaranteed (subject to customary release provisions on a joint and several basis by all of MEMP’s subsidiaries other than Finance Corp., which is co-issuer of the 2022 Senior Notes, and certain immaterial subsidiaries). The 2022 Senior Notes will mature on August 1, 2022 with interest accruing at 6.875% per annum and payable semi-annually in arrears on February 1 and August 1of each year, commencing on February 1, 2015. The indenture governing the 2022 Notes, dated as July 17, 2014, contains customary covenants and restrictive provisions, many of which will terminate if at any time no default exists under the indenture and the 2022 Senior Notes receive an investment grade rating from both of two specified ratings agencies. The indenture also provides for customary and other events of default. In the case of an event of default arising from certain events of bankruptcy or insolvency with respect to either of the MEMP Issuers, all outstanding 2022 Senior Notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding 2022 Senior Notes may declare all the 2022 Senior Notes to be due and payable immediately. The net proceeds from the notes offering of approximately $484.9 million, after deducting the initial purchasers’ discounts and commissions but before estimated offering expenses, were used to repay a portion of the outstanding borrowings under MEMP’s revolving credit facility and for general partnership purposes.

Weighted-Average Interest Rates

The following table presents the weighted-average interest rates paid on our consolidated and combined variable-rate debt obligations for the periods presented:

	For the Nine Months Ended September 30,
Credit Facility	2014	2013
MRD Segment:
MRD revolving credit facility	2.40%	n/a
MRD LLC revolver terminated December 2013	n/a	3.20%
WildHorse Resources revolver terminated June 2014	4.04%	3.44%
WildHorse Resources second lien terminated June 2014	6.44%	6.50%
Black Diamond terminated November 2013	n/a	3.34%
MEMP Segment:
MEMP revolving credit facility	2.08%	2.55%
WHT revolver terminated March 2013	n/a	2.29%
Tanos revolver terminated April 2013	n/a	2.12%
Stanolind revolver paid off by MEMP October 2013	n/a	3.52%
Boaz revolver terminated October 2013	n/a	2.97%
Crown revolver terminated October 2013	n/a	3.38%
Propel Energy revolver paid off by MEMP October 2013	n/a	3.08%

Unamortized Deferred Financing Costs

Unamortized deferred financing costs associated with our consolidated and combined debt obligations were as follows at the dates indicated:

	September 30,	December 31,
	2014	2013
	(In thousands)
MRD Segment:
MRD revolving credit facility	$4,433	$—
MRD senior notes	12,825	—
WildHorse Resources revolving credit facility	—	2,436
WildHorse Resources second lien term loan	—	9,030
PIK notes	—	8,261
MEMP Segment:
MEMP revolving credit facility	6,882	5,413
2021 Senior Notes	13,836	15,053
2022 Senior Notes	8,222	—

	$46,198	$40,193

Note 8. Long Term Debt

Our debt obligations under revolving credit facilities consisted of the following at December 31:

	2013	2012
	(in thousands)
MRD Segment:
Memorial Resource $1.0 billion revolving credit facility, variable-rate, terminated December 2013	$—	$80,000
10.00%/10.75% senior PIK toggle notes due December 2018(1)	350,000	—
10.00%/10.75% senior PIK toggle notes unamortized discounts	(6,950)	—
WildHorse $1.0 billion revolving credit facility, variable-rate, due April 2018	203,100	202,200
WildHorse $325.0 million second lien term facility, variable-rate, due December 2018	325,000	—
Black Diamond $150.0 million revolving credit facility, variable-rate, terminated November 2013	—	27,000
BlueStone $150.0 million revolving credit facility, variable-rate, terminated August 2013	—	—

Subtotal	871,150	309,200

MEMP Segment:
MEMP $2.0 billion revolving credit facility, variable-rate, due March 2018	103,000	371,000
7.625% senior notes, fixed-rate, due May 1, 2021(2)	700,000	—
7.625% senior notes unamortized discounts	(10,933)	—
WHT $400.0 million revolving credit facility, variable-rate, terminated March 2013	—	89,300
Tanos $250.0 million revolving credit facility, variable-rate, terminated April 2013	—	25,250
Stanolind $250.0 million revolving credit facility, variable-rate, due July 2017	—	85,750
Boaz $75.0 million revolving credit facility, variable-rate, terminated October 2013	—	29,500
Crown $75.0 million revolving credit facility, variable-rate, terminated October 2013	—	13,882
Propel Energy $200.0 million revolving credit facility, variable-rate, due June 2015	—	15,500

Subtotal	792,067	630,182

Total long-term debt	$1,663,217	$939,382

(1)	The estimated fair value of this fixed-rate debt was $348.3 million. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
(2)	The estimated fair value of this fixed-rate debt was $721.0 million. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.

Each of the revolving credit facilities contain customary covenants and restrictive provisions including but not limited to: (i) limitation on indebtedness and liens, (ii) limitations on restricted payments, (iii) limitation on investments and acquisitions, (iv) limitations on transactions with affiliates, (v) limitation on mergers, consolidation and asset sales, and (vi) limitations on commodity hedging and interest rate hedging. Each of the revolving credit facilities also includes financial maintenance covenants that require each borrower to meet certain financial performance criteria periodically (e.g., minimum interest coverage ratio and maximum leverage). The definitions and required ratios are set forth in each credit facility.

Each of the credit facilities contain customary and other events of default including but not limited to: (i) failure to make payments when due, (ii) breach of any covenants continuing beyond the cure period, (iii) default under any other material debt, (iv) change in management or change of control, and (v) certain material adverse effects on the business of the loan parties. Upon an event of default, revolving credit commitments could be terminated and any outstanding indebtedness under such revolving credit facility, together with accrued interest, fees and other obligations under such credit facility, could be declared immediately due and payable.

Borrowing Base

Credit facilities tied to borrowing bases are common throughout the oil and gas industry. Each of the revolving credit facilities borrowing base is subject to redetermination on at least a semi-annual basis primarily based on estimated proved reserves. The borrowing base for each credit facility was the following at December 31:

2013
(in thousands)
MRD Segment:
WildHorse $1.0 billion revolving credit facility, variable-rate, due April 2018	300,000
MEMP Segment:
MEMP $2.0 billion revolving credit facility, variable-rate, due March 2018	845,000

Total borrowing base	1,145,000

Weighted-Average Interest Rates

The following table presents the weighted-average interest rates paid on variable-rate debt obligations for the periods presented:

	For the Year Ended December 31,
Credit facility	2013	2012
MRD Segment:
Memorial Resource	3.17%	4.11%
Classic	n/a	4.50%
WildHorse revolver	2.30%	3.00%
WildHorse second lien	7.60%	n/a
Black Diamond	3.97%	3.62%
BlueStone	n/a	n/a
MEMP Segment:
MEMP	3.25%	2.74%
Tanos	3.10%	2.31%
WHT	2.29%	2.60%
REO	n/a	3.40%
Stanolind	3.52%	3.76%
Crown	3.38%	4.20%
Propel Energy	3.08%	3.28%

Generally, borrowings under each revolving credit facility bear interest, at the borrower’s option, at either: (i) the Alternative Base Rate (as defined within each credit facility) plus a margin that varies according to the borrowing base usage (which is the ratio of outstanding borrowings and letters of credit to the borrowing base then in effect), or (ii) the applicable LIBOR plus a margin that varies according to the borrowing base usage. The unused portion of the borrowing base will be subject a commitment fee that may vary from 0.375% to 0.50% per annum according to the borrowing base usage.

Memorial Resource Revolving Credit Agreement & Senior Notes

On July 13, 2012, Memorial Resource entered into a two-year $50.0 million senior secured revolving credit facility with an initial borrowing base of $35.0 million. Memorial Resource pledged 7,061,294 of MEMP common units and 5,360,912 of MEMP subordinated units as security under the revolving credit facility as well as its oil and gas properties and certain other assets of Memorial Resource. This revolving credit facility was also guaranteed by certain of Memorial Resource’s wholly-owned subsidiaries.

On November 20, 2012, Memorial Resource entered into a first amendment to its credit agreement, which among other things: (i) increased the aggregate maximum credit to $1.0 billion, (ii) increased the borrowing base to $120.0 million and (iii) extended the maturity date to November 20, 2016. On April 25, 2013, Memorial Resource entered into a second amendment to its credit agreement, which among other things: (i) increased the borrowing base to $170.0 million and (ii) designated Tanos together with its consolidating subsidiaries as additional guarantors. On October 1, 2013, Tanos and its consolidating subsidiaries were removed as guarantors and the borrowing base was reduced to $120.0 million. On November 1, 2013, Memorial Resource entered into a third amendment to its credit agreement, which among other things: (i) designated Black Diamond together with its consolidating subsidiaries as additional guarantors, (ii) reduced the borrowing base to $100.0 million, and (iii) permitted second lien indebtedness. On November 22, 2013, the borrowing base was automatically reduced to $60.0 million upon Memorial Resource’s sale of 7,061,294 MEMP common units in a secondary offering.

On December 18, 2013, indebtedness then outstanding under the revolving credit facility of $59.7 million and all accrued interest was paid off in full and the revolving credit facility was terminated in connection with the issuance of senior notes discussed below.

On December 18, 2013, Memorial Resource and its wholly-owned subsidiary, Memorial Resource Finance Corp. (“MRD Finance Corp.” and collectively, the “MRD Issuers”), completed a private placement of $350.0 million in aggregate principal amount of 10.00% / 10.75% Senior PIK Toggle Notes due 2018 (the “PIK notes”). The PIK notes were issued at 98% of par and will mature on December 15, 2018. Net proceeds from the private offering were used: (i) to repay all indebtedness then outstanding under Memorial Resource’s revolving credit facility, (ii) to establish a cash reserve of $50.0 million for the payment of interest on the PIK notes, (iii) to pay a $210.0 million distribution to the Funds, and (iv) for general company purposes.

Interest on the PIK notes will be payable semi-annually in arrears on June 15 and December 15 of each year, commencing on June 15, 2014. Subject to conditions in the indenture governing the PIK notes, Memorial Resource will be required to pay interest on the PIK notes in cash or through issuing additional notes (such an issuance, “PIK Interest”). The interest rate on the PIK notes is 10.00% per annum for interest paid in cash or 10.75% per annum for PIK Interest. PIK Interest will be paid by issuing additional notes having the same terms as the PIK notes. The PIK notes are subject to optional redemption at prices specified in the indenture plus accrued and unpaid interest, if any. The MRD Issuers may also be required to repurchase the PIK notes upon a change of control.

At the time the PIK notes were issued, all of Memorial Resource’s subsidiaries other than MEMP and BlueStone (and their respective subsidiaries) were designated as restricted subsidiaries. The indenture governing the PIK notes contains customary covenants and restrictive provisions that apply to both Memorial Resource and its restricted subsidiaries, many of which will terminate if at any time no default exists under the indenture and the PIK notes receive an investment grade rating from both of two specified ratings agencies. The PIK notes are fully and unconditionally guaranteed on a senior unsecured basis by all of Memorial Resource’s restricted subsidiaries, except MEMP GP, WildHorse and MRD Royalty LLC.

The indenture also provides for customary and other events of default. In the case of an event of default arising from certain events of bankruptcy or insolvency, all outstanding PIK notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding PIK notes may declare all the PIK notes to be due and payable immediately.

Classic Revolving Credit Facility

On November 1, 2007, Classic entered into a four-year, $150.0 million revolving credit facility, which was collateralized by its oil and gas properties. The revolving credit facility was amended on June 21, 2010 to extend the maturity date to June 21, 2014. On November 20, 2012, indebtedness then outstanding under the revolving credit facility of $80.0 million and all accrued interest was paid off in full with borrowings under the Memorial Resource revolving credit facility and the Classic revolving credit facility was terminated.

WildHorse Revolving Credit Facility & Second Lien Facility

On May 12, 2010, WildHorse entered into a revolving credit facility. Borrowings under the amended revolving credit facility are secured by liens on substantially all of WildHorse’s properties, but in any event, not less than 80% of the total value of the WildHorse’s oil and natural gas properties.

On April 3, 2013, WildHorse entered into an amended and restated credit agreement. The new revolving credit facility provides for aggregate maximum credit amounts at any time of $1.0 billion, consisting of borrowings and letters of credit and has an initial borrowing base of $300.0 million. The new revolving credit facility matures on April 13, 2018. The borrowing base is subject to redetermination on at least a semi-annual basis. Borrowings under the revolving credit facility are secured by liens on substantially all of WildHorse’s properties, but in any event, not less than 80% of the total value of the WildHorse’s oil and natural gas properties.

On June 13, 2013, WildHorse entered into a $325.0 million second lien term loan agreement and matures on December 13, 2018. No amount of second lien term loans once repaid may be reborrowed. Borrowings bear interest, at the borrower’s option, at either: (i) the Alternative Base Rate (as defined within each credit facility) plus 5.25% per annum or (ii) the applicable LIBOR plus 6.25% per annum. Borrowings under the second lien term loan agreement are secured by second-priority liens on substantially all of WildHorse’s properties, but in any event, not less than 80% of the total value of the WildHorse’s oil and natural gas properties. The priority of the security interests in the collateral and related creditors’ rights is set forth in an intercreditor agreement. The second lien term loan agreement contains customary affirmative and negative covenants, restrictive provisions and events of default.

On June 13, 2013, WildHorse borrowed $325.0 million under its second lien term loan agreement and used such borrowings to reduce outstanding indebtedness under its revolving credit facility and to pay a one-time special $225.0 million distribution to Memorial Resource. This $225.0 million distribution was subsequently distributed to NGP.

Black Diamond Revolving Credit Facility

On July 27, 2011, the Black Diamond entered into a second amended and restated revolving credit facility, which extended the maturity date of the original agreement to May 9, 2015. Borrowings under the revolving credit facility were collateralized by Black Diamond’s oil and natural gas properties. On November 1, 2013, the Black Diamond revolving credit facility was terminated. There was no indebtedness outstanding or accrued interest payable on such date.

BlueStone Revolving Credit Facility

On July 8, 2009, BlueStone entered into a $150.0 million revolving credit facility with various lenders. The line of credit was available until July 8, 2012, at which time all principal and accrued interest amounts would have been payable. On June 25, 2010, BlueStone refinanced its existing credit agreement and entered into a new $150.0 million revolving credit facility. Amounts outstanding under this credit facility were payable on June 25, 2014. There were no amounts outstanding under these facilities at December 31, 2012. Borrowings under the revolving credit facility were secured by BlueStone’s assets and its equity interests in its subsidiaries. On August 27, 2013, the BlueStone revolving credit facility was terminated. There was no indebtedness outstanding or accrued interest payable on such date.

MEMP Revolving Credit Facility & Senior Notes

OLLC is a party to a $2.0 billion revolving credit facility, which is guaranteed by MEMP and certain of its current and future subsidiaries. A sixth amendment to the credit agreement was entered into on September 23, 2013, which among other things: (i) increased the facility from $1.0 billion to $2.0 billion and (ii) increased the borrowing base from $480.0 million to $920.0 million upon the closing of MEMP’s $603.0 million acquisition that closed October 1, 2013. The borrowing base was automatically reduced by $100.0 million in conjunction with the issuances of senior notes in April and May 2013 as discussed below in accordance with the terms of the credit facility. On October 10, 2013, the borrowing base was automatically reduced by $75.0 million in conjunction with the issuance of additional senior notes.

Borrowings under the revolving credit facility are secured by liens on substantially all of MEMP’s properties, but in any event, not less than 80% of the total value of MEMP’s oil and natural gas properties, and all of MEMP’s equity interests in OLLC and any future guarantor subsidiaries (other than San Pedro Bay Pipeline Company) and all of MEMP’s other assets including personal property.

On April 17, 2013, MEMP and its wholly-owned subsidiary, Memorial Production Finance Corporation (“Finance Corp.” and collectively, the “Issuers”), completed a private placement of $300.0 million aggregate principal amount of 7.625% senior unsecured notes due 2021 (the “Senior Notes”). The Senior Notes were issued at 98.521% of par and are fully and unconditionally guaranteed (subject to customary release provisions) on a joint and several basis by all of MEMP’s subsidiaries (other than Finance Corp., which is co-issuer of the Senior Notes, and certain immaterial subsidiaries). On May 23, 2013, the Issuers issued an additional $100.0 million aggregate principal amount of the Senior Notes at 102% of par. On October 10, 2013, the Issuers issued additional $300.0 million aggregate principal amounts at 97% of par. The Senior Notes will mature on May 1, 2021 with interest accruing at a rate of 7.625% per annum and payable semi-annually in arrears on May 1 and November 1 of each year, commencing November 1, 2013. The Senior Notes are governed by an indenture. The Senior Notes are subject to optional redemption at prices specified in the indenture plus accrued and unpaid interest, if any. The Issuers may also be required to repurchase the Senior Notes upon a change of control. The indenture contains customary covenants and restrictive provisions, many of which will terminate if at any time no default exists under the indenture and the Senior Notes receive an investment grade rating from both of two specified ratings agencies. The indenture also provides for customary and other events of default. In the case of an event of default arising from certain events of bankruptcy or insolvency with respect to either of the Issuers, all outstanding Senior Notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding Senior Notes may declare all the Senior Notes to be due and payable immediately. The Issuers have agreed pursuant to registration rights agreements to file an exchange offer registration statement or, under certain circumstances, a shelf registration statement with respect to the Senior Notes no later than April 17, 2014.

Tanos Revolving Credit Facility

On December 16, 2010, Tanos entered into an amended and restated credit agreement with various lenders, which consisted of a four-year, $250 million revolving credit facility, which was collateralized by Tanos’ oil and gas properties. On April 1, 2013, indebtedness then outstanding under the revolving credit facility of $27.0 million was repaid and on April 25, 2013 all accrued interest was paid off in full and the Tanos revolving credit facility was terminated.

WHT Revolving Credit Facility

On April 8, 2011, WHT entered into a revolving credit facility. Borrowings under the revolving credit facility were secured by liens on substantially all of WHT’s properties, but in any event, not less than 80% of the total value of the WHT’s oil and natural gas properties. On March 28, 2013, the debt balance then outstanding under the revolving credit facility of $89.3 million and all accrued interest was paid off in full and the WHT revolving credit facility was terminated.

Stanolind Revolving Credit Facility

On September 9, 2010, Stanolind entered into a multi-year $50.0 million senior secured revolving credit agreement, which is collateralized by substantially all of Stanolind’s oil and gas properties. During 2012, the credit agreement was amended, which among other things: (i) increased the aggregate maximum credit to $250.0 million and (ii) increased the borrowing base to $75.0 million. The borrowing base was redetermined subsequent to the amendment date and set at $97.0 million. The maturity date of the credit facility was July 13, 2017. All of Stanolind’s indebtedness outstanding under the revolving credit facility was attributable to Stanolind SPV. On October 1, 2013, the debt balance then outstanding under the revolving credit facility and all accrued interest was paid off in full by MEMP on behalf of Stanolind.

Boaz Revolving Credit Facility

On August 1, 2011, Boaz entered into a multi-year $75.0 million senior secured revolving credit agreement, which was collateralized by substantially all of Boaz’s oil and gas properties. The maturity date of the credit facility was August 31, 2015. On October 1, 2013, the debt balance then outstanding under the revolving credit facility and all accrued interest was paid off in full and the Boaz revolving credit facility was terminated.

Crown Revolving Credit Facility

On January 28, 2010, Crown entered into a multi-year $75.0 million senior secured revolving credit agreement, which was collateralized by substantially all of Crown’s oil and gas properties. The maturity date of the credit facility was October 25, 2016. On October 1, 2013, the debt balance then outstanding under the revolving credit facility and all accrued interest was paid off in full and the Crown revolving credit facility was terminated.

Propel Energy Revolving Credit Facility

On June 15, 2011, Propel Energy entered into a multi-year $200.0 million senior secured revolving credit agreement, which was collateralized by substantially all of Propel Energy’s oil and gas properties. The maturity date of the credit facility was June 15, 2015. All of Propel Energy’s indebtedness outstanding under the revolving credit facility was attributable to Propel SPV. On October 1, 2013, the debt balance then outstanding under the revolving credit facility and all accrued interest was paid off in full by MEMP on behalf of Propel Energy.

REO Revolving Credit Facility

On October 26, 2011, REO entered into a three-year, $150.0 million revolving credit facility, which was collateralized by its assets. On December 12, 2012, indebtedness then outstanding under the revolving credit facility of $28.5 million and all accrued interest was paid off in full and the revolving credit facility was terminated.

Unamortized Deferred Financing Costs

Unamortized deferred financing costs associated with our combined debt obligations were as follows at December 31:

	2013	2012
	(in thousands)
MRD Segment:
Memorial Resource revolving credit facility	$—	$653
PIK notes	8,261	—
Classic revolving credit facility	—	160
WildHorse revolving credit facility	2,436	921
WildHorse second lien term loan	9,030	—
Black Diamond revolving credit facility	—	233
MEMP Segment:
MEMP revolving credit facility	5,413	3,359
Senior Notes	15,053	—
Tanos revolving credit facility	—	416
WHT revolving credit facility	—	1,419
Stanolind revolving credit facility	—	580
Boaz revolving credit facility	—	153
Crown revolving credit facility	—	96
Propel Energy revolving credit facility	—	236

	$40,193	$8,226